Property, plant and equipment (Details 1) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$)
Changes in property, plant and equipment
Balance as of beginning	R$ 29,336,710
Acquisitions	2,245,241
Additions for acquisition of subsidiary	339,749
Capitalized financial charges	130,272
Foreign currency translation adjustment	623,213
Other, net of depreciation/depletion	(211,271)
Depreciation / depletion	(2,702,304)
Net book value	29,761,610
Balance at	29,761,610
Cost
Changes in property, plant and equipment
Balance as of beginning	47,707,502
Balance at	50,799,704
Accumulated amortization
Changes in property, plant and equipment
Balance as of beginning	(18,370,792)
Balance at	(21,038,094)
Land
Changes in property, plant and equipment
Balance as of beginning	471,655
Additions for acquisition of subsidiary	14,937
Foreign currency translation adjustment	5,600
Transfers by concluded projects	29,703	[1]
Other, net of depreciation/depletion	(21,249)
Net book value	500,646
Balance at	500,646
Land | Cost
Changes in property, plant and equipment
Balance as of beginning	471,655
Balance at	500,646
Buildings and Improvements
Changes in property, plant and equipment
Balance as of beginning	4,419,072
Additions for acquisition of subsidiary	122,846
Foreign currency translation adjustment	168,554
Transfers by concluded projects	145,622	[1]
Other, net of depreciation/depletion	(5,149)
Depreciation / depletion	(280,448)
Net book value	4,570,497
Balance at	4,570,497
Buildings and Improvements | Cost
Changes in property, plant and equipment
Balance as of beginning	5,530,714
Balance at	6,058,259
Buildings and Improvements | Accumulated amortization
Changes in property, plant and equipment
Balance as of beginning	(1,111,642)
Balance at	(1,487,762)
Machinery, equipment and facilities
Changes in property, plant and equipment
Balance as of beginning	20,208,912
Acquisitions	149,018
Additions for acquisition of subsidiary	63,081
Foreign currency translation adjustment	387,757
Transfers by concluded projects	2,216,704	[1]
Other, net of depreciation/depletion	(166,585)
Depreciation / depletion	(2,275,788)
Net book value	20,583,099
Balance at	20,583,099
Machinery, equipment and facilities | Cost
Changes in property, plant and equipment
Balance as of beginning	36,804,409
Balance at	39,211,042
Machinery, equipment and facilities | Accumulated amortization
Changes in property, plant and equipment
Balance as of beginning	(16,595,497)
Balance at	(18,627,943)
Projects and Stoppage in Progress
Changes in property, plant and equipment
Balance as of beginning	3,495,965	[2]
Acquisitions	2,090,157	[2]
Additions for acquisition of subsidiary	46,833	[2]
Capitalized financial charges	130,272	[2]
Foreign currency translation adjustment	56,425	[2]
Transfers by concluded projects	(2,539,041)	[1],[2]
Other, net of depreciation/depletion	(5,946)	[2]
Net book value	3,274,665	[2]
Balance at	3,274,665	[2]
Projects and Stoppage in Progress | Cost
Changes in property, plant and equipment
Balance as of beginning	3,495,965	[2]
Balance at	3,274,665	[2]
Other
Changes in property, plant and equipment
Balance as of beginning	741,106
Acquisitions	6,066
Additions for acquisition of subsidiary	92,052
Foreign currency translation adjustment	4,877
Transfers by concluded projects	147,012	[1]
Other, net of depreciation/depletion	(12,342)
Depreciation / depletion	(146,068)
Net book value	832,703
Balance at	832,703
Other | Cost
Changes in property, plant and equipment
Balance as of beginning	1,404,759
Balance at	1,755,092
Other | Accumulated amortization
Changes in property, plant and equipment
Balance as of beginning	(663,653)
Balance at	R$ (922,389)

[1]	Related mainly to expenses incurred by the Braskem, which were transferred to 'Machinery, equipment and facilities' (R$1,592,844).
[2]	On December 31, 2017, the main amounts recorded under this item corresponded to expenses with scheduled maintenance shutdowns in Brazil and at overseas plants that are either in the preparation phase or ongoing (R$578,920), capitalized financial charges (R$174,333), inventories of spare parts (R$441,262), strategic projects in Brazil (R$436,460), which include the processing of ethane at UNIB BA and the strategic projects of Braskem America (R$552,727), such as the construction of the new unit of polypropylene production in the United States (Note 1(a.iii)). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.